Significant equity transactions and acquisitions - Additional Information (Details) - CNY (¥) ¥ in Millions	1 Months Ended			12 Months Ended			13 Months Ended
	Jan. 31, 2019	Oct. 31, 2017	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016
Target Net [Member]
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held		74.80%						51.00%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest		¥ 36.3
KKC [Member]
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held			100.00%					74.80%
Ownership Percentage In Ordinary Shares Outstanding								49.70%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest			¥ 13.2
Xinchuang [Member]
Business Acquisition, Equity interest acquired							30.00%	30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net						¥ 36.3
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held	100.00%						60.00%
Business Combination, Consideration Transferred							¥ 105.6
Business Combination, Consideration Transferred, Liabilities Incurred							¥ 63.6
Business Acquisition, Committed Acquisition Of Voting Interests, Percentage							40.00%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest	¥ 124.0
JZG [Member]
Business Acquisition, Equity interest acquired					50.00%	50.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	¥ 122.6
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held	59.50%
Business Combination, Consideration Transferred	¥ 68.6
Other Acquirees [Member]
Business Combination, Consideration Transferred				¥ 7.5	¥ 0.0	¥ 26.5